Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	9 Months Ended	12 Months Ended
	May 31, 2014 Y	Aug. 31, 2013 Y	Aug. 31, 2012 Y
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1		$ 0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2		400,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3		1.14
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4		0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5		400,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6		0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7		0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8		450,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9		1.33
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10		0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11		450,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12		0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13		0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14		655,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15		2.46
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16		0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17		655,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18		0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19		0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20		150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21		2.44
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22		0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23		150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24		0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25		0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26		250,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27		3.55
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28		0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29		250,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30		0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31		0.18
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32		150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33		1.98
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34		0.18
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35		150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36		0.18
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37		0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38		100,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39		1.98
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40		0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41		150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42		0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43		0.25
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44		300,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45		2.76
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 46		0.25
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 47		300,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 48		0.25
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 49		2,455,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 50		2.18
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 51		0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 52		2,455,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 53		0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1			0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2			500,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3			2.14
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4			0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5			500,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6			0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7			0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8			650,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9			2.33
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10			0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11			650,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12			0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14			910,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15			3.46
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17			910,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20			150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21			3.53
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23			150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26			200,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27			4.09
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29			100,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32			450,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33			4.55
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35			225,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38			250,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39			4.57
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41			125,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44			25,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45			4.61
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 46			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 47			25,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 48			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 49			0.18
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 50			150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 51			3.54
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 52			0.18
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 53			150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 54			0.18
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 55			0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 56			350,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 57			0.29
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 58			0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 59			350,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 60			0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 61			0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 62			150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 63			2.98
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 64			0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 65			150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 66			0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 67			0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 68			100,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 69			3.19
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 70			0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 71			100,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 72			0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 73			0.25
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 74			300,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 75			3.76
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 76			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 77			300,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 78			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 79			4,185,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 80			3.1
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 81			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 82			3,775,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 83			0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	0.50
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	50,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	4.85
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	0.50
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	50,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	0.50
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	0.72
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	100,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	4.84
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	0.72
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	100,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	0.72
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	0.86
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	200,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	4.84
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	0.86
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	200,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	0.86
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	0.70
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	500,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	4.82
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	0.70
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	250,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	0.70
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	0.68
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	200,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	4.78
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	0.68
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	100,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	0.68
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31	0.35
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32	50,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33	4.69
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34	0.35
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35	25,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36	0.35
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37	0.16
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38	250,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39	4.62
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40	0.16
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41	250,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42	0.16
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43	0.075
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44	50,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45	4.59
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 46	0.075
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 47	50,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 48	0.075
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 49	0.06
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 50	550,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 51	4.43
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 52	0.06
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 53	550,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 54	0.06
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 55	0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 56	300,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 57	0.39
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 58	0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 59	300,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 60	0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 61	0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 62	400,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 63	0.58
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 64	0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 65	400,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 66	0.10
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 67	0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 68	555,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 69	1.71
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 70	0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 71	555,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 72	0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 73	0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 74	150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 75	1.77
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 76	0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 77	150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 78	0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 79	0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 80	150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 81	2.8
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 82	0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 83	150,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 84	0.15
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 85	0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 86	100,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 87	1.44
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 88	0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 89	100,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 90	0.20
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 91	0.25
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 92	50,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 93	2.0
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 94	0.25
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 95	50,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 96	0.25
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 97	3,655,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 98	3.19
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 99	0.30
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 100	$ 2,280,000
Stock Options And Warrants Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 101	0.30